Share-based payments - Fair value assumptions of share options granted (Details) ¥ in Thousands			9 Months Ended	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 18, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise multiple	$ 2.8		$ 2.8
Fair value of ordinary share/LP interest unit (US$)	$ 10.11		$ 48.74
Incremental compensation cost expensed | ¥		¥ 9,327		¥ 156
Incremental compensation cost which will be recognized over the remaining requisite service vesting period | ¥		¥ 932		¥ 321
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility range (%)			31.65%		31.65%
Risk-free interest rate (%)			1.80%		1.80%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility range (%)			32.74%		32.74%
Risk-free interest rate (%)			19.10%		19.10%
Predecessor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility range (%)			40.20%			36.30%
Risk-free interest rate (%)			3.12%			2.59%
Exercise multiple			$ 2.80			$ 2.80
Fair value of ordinary share/LP interest unit (US$)			32.81			39.84
Predecessor | Partnership options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of ordinary share/LP interest unit (US$)			$ 16.89			$ 20.63